STOCKHOLDERS' EQUITY - Schedule of Employee and Consulting Awards Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Outstanding, Weighted-Average Remaining Contractual Term	5 years 3 months 18 days	5 years 6 months
Outstanding, Aggregate Intrinsic Value	$ 1,614,000	$ 167,000
Granted	895,500
Exercisable, Weighted-Average Remaining Contractual Term	5 years 7 months 6 days
Exercisable, Aggregate Intrinsic Value	$ 868,000
Employee Awards [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares		7,266,420	10,883,780
Outstanding, Weighted-Average Exercise Price per Share	$ 1.02	$ 1.03	$ 1.28
Outstanding, Weighted-Average Remaining Contractual Term		5 years 10 months 24 days
Outstanding, Aggregate Intrinsic Value		$ 176,000
Granted	895,500	2,084,520
Granted	$ 0.94	$ 0.45
Exercised, Number of Shares	(213,860)
Exercised, Weighted-Average Exercise Price per Share	$ 0.63
Forfeited or expired	(31,000)	(5,701,880)
Forfeited or expired, Weighted-Average Exercise Price per Share		$ 1.29
Exercisable, Number of Shares		5,390,600
Exercisable, Weighted-Average Exercise Price per Share		$ 1.28
Exercisable, Weighted-Average Remaining Contractual Term		5 years 9 months 18 days	5 years 4 months 24 days
Exercisable, Aggregate Intrinsic Value		$ 57,000	$ 61,000
Consulting Awards [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares			125,000
Outstanding, Weighted-Average Exercise Price per Share			$ 1.79
Granted		10,000
Granted		$ 0.61
Forfeited or expired		(35,000)
Forfeited or expired, Weighted-Average Exercise Price per Share		$ 3.08
Outstanding and exercisable, Number of Shares		100,000
Outstanding and exercisable, Weighted-Average Exercise Price per Share		$ 1.22
Outstanding and exercisable, Weighted-Average Remaining Contractual Term		2 years 2 months 12 days
Exercisable, Aggregate Intrinsic Value		$ 2,390
Warrants with Debt [Member]
Class of Warrant or Right [Line Items]
Outstanding, Number of Shares			8,473,214	5,992,214
Outstanding, Weighted-Average Exercise Price per Share			$ 0.64	$ 2.26
Outstanding, Weighted-Average Remaining Contractual Term			6 months
Outstanding, Aggregate Intrinsic Value			$ 1,169,583
Granted		7,143,011	2,481,000
Granted		$ 0.42	$ 0.98
Exercised, Number of Shares		(1,131,000)
Exercised, Weighted-Average Exercise Price per Share		$ 0.40
Forfeited or expired		(7,064,214)
Forfeited or expired, Weighted-Average Exercise Price per Share		$ 0.63
Outstanding and exercisable, Number of Shares		7,421,011
Outstanding and exercisable, Weighted-Average Exercise Price per Share		$ 0.46
Outstanding and exercisable, Weighted-Average Remaining Contractual Term		2 years
Outstanding and exercisable, Aggregate Intrinsic Value		$ 478,925